Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans [Abstract]
Total net benefit plan expense (income)
Total net benefit plan expense (income) associated with the Company’s defined benefit pension and postretirement benefit plans consisted of the following:

	Pension Benefits			Postretirement Benefits
(dollars in millions)	2013	2012	2011	2013	2012		2011

Service cost	$9.9	$2.9	$3.1	$–	$	−	$	−
Interest cost	17.2	14.9	15.9	0.3		0.5		0.6
Expected return on plan assets	(21.7)	(17.9)	(18.2)			−		−
Amortization of prior service credits	(1.6)	(0.2)	–	(1.1)		(1.3)		(1.3)
Amortization of losses (gains)	7.9	5.9	5.8	(1.0)		(0.9)		(0.9)
Settlement loss	–	4.5	–	–		–		–
Other	–	1.5	0.3	−		−		−

Total net benefit plan expense (income)	$11.7	$11.6	$6.9	$(1.8)		$(1.7)		$(1.6)

Schedule of net periodic benefit cost not yet recognized
Included in accumulated other elements of comprehensive income (loss) at December 31, 2013 and 2012 are the following amounts that have not yet been recognized in net periodic benefit plan cost, as well as the amounts that are expected to be recognized in net periodic benefit plan cost during the year ending December 31, 2014:

	December 31, 2013		December 31, 2012		Year Ending December 31, 2014
(dollars in millions)	Before Tax	After Tax	Before Tax	After Tax	Expected Amortization

Pension benefits:
Prior service credits	$21.7	$17.4	$0.5	$0.4	$(2.5)
Actuarial losses, net	(118.6)	(94.3)	(125.6)	(95.2)	9.0

Postretirement benefits:
Prior service credits	3.1	2.0	4.3	2.7	(0.8)
Actuarial gains	9.0	5.7	8.7	5.5	(1.1)

	$(84.8)	$(69.2)	$(112.1)	$(86.6)	$4.6

Schedule of changes in benefit obligations
The change in the projected benefit obligation associated with the Company’s defined benefit pension plans and the change in the accumulated benefit obligation associated with the Company’s postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2013	2012	2013	2012

Benefit obligation at beginning of year	$387.0	$297.1	$12.6	$14.1
Service cost	9.9	2.9	−	−
Interest cost	17.2	14.9	0.3	0.5
Plan participants’ contributions	1.0	0.8	−	−
Actuarial losses (gains)	12.0	43.9	(1.2)	(0.9)
Exchange rate changes	5.1	13.9	−	−
Benefits and expenses paid from plan assets	(14.5)	(9.2)	(1.2)	(1.2)
Plan amendments	(21.6)	–		0.1
Acquisitions	67.3	–	–	–
Settlements	–	(14.7)	–	–
Other	25.1	37.4	−	−

Benefit obligation at end of year	$488.5	$387.0	$10.5	$12.6

Schedule of changes in fair value of plan assets
The change in the plan assets associated with the Company’s defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2013	2012	2013		2012

Fair value of plan assets at beginning of year	$317.7	$275.9		$–	$	−
Actual return on plan assets	41.1	23.3		−		−
Company contributions	13.6	12.3		1.2		1.2
Plan participants’ contributions	1.0	0.8		−		−
Exchange rate changes	6.2	12.7		−		−
Benefits and expenses paid from plan assets	(14.5)	(9.2)		(1.2)		(1.2)
Acquisitions	46.3	–		–		–
Settlements	–	(14.7)		–		–
Other	21.0	16.6		−		−

Fair value of plan assets at end of year	$432.4	$317.7	$	−	$	−

Status of underfunded defined benefit pension and postretirement benefit plans
The status of the Company’s underfunded defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
(dollars in millions)	2013	2012	2013	2012

Current	$(1.1)	$(0.9)	$(1.5)	$(1.6)
Non-current	(55.0)	(68.4)	(9.0)	(11.0)

Underfunded status at end of year	$(56.1)	$(69.3)	$(10.5)	$(12.6)

Schedule of actual asset investment allocations
Actual asset investment allocations for the Company’s main defined benefit pension plan in the United Kingdom, which accounts for approximately 78% of total plan assets, were as follows:

	2013	2012	2011

U.K. plan:
Equity securities	60%	54%	53%
Fixed income debt securities, cash and other	40%	46%	47%

Schedule of fair values of plan assets
The fair values of the Company’s pension plan assets by asset category at December 31, 2013 and 2012 were as follows:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Fair Value Based on Significant Unobservable Inputs (Level 3)		Total
(dollars in millions)	2013	2012	2013	2012	2013	2012	2013	2012

Cash and cash equivalents	$1.6	$1.6	$–	$–	$–	$–	$1.6	$1.6
Equity securities:
U.S. equities	–	–	83.0	65.5	–	–	83.0	65.5
Non-U.S. equities	–	–	125.4	98.1	–	–	125.4	98.1
Bonds:
Non-U.S. government bonds	–	–	92.0	30.1	–	–	92.0	30.1
Non-U.S. corporate bonds	–	–	25.7	94.1	–	–	25.7	94.1
Alternative investments:
Insurance contracts	–	–	–	–	90.6	15.6	90.6	15.6
Real estate and other	–	–	–	–	14.1	12.7	14.1	12.7

Total assets	$1.6	$1.6	$326.1	$287.8	$104.7	$28.3	$432.4	$317.7

Changes in the fair value of pension plan assets determined based on level 3 unobservable inputs
Changes in the fair value of pension plan assets determined based on level 3 unobservable inputs were as follows:

	Year Ended December 31,
(dollars in millions)	2013	2012
Balance at beginning of the year	$28.3	$19.7
Purchases/sales, net	7.2	7.7
Other plan additions	67.5	–
Actual return on plan assets	3.1	0.2
Currency impact	(1.4)	0.7

Balance at end of the year	$104.7	$28.3

Weighted-average assumptions associated with defined benefit pension and postretirement benefit plans
The weighted-average assumptions associated with the Company’s defined benefit pension and postretirement benefit plans were as follows:

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012

Assumptions related to net benefit costs:
U.S. plans:
Discount rate	2.75%	3.5%	2.75%	3.5%
Measurement date	1/1/2013	1/1/2012	1/1/2013	1/1/2012

Foreign plans:
Discount rate	2.25-6.75%	5.0-5.75%	–	–
Expected return on plan assets	3.50-6.75%	4.75-6.5%	–	–
Rate of compensation increase	3.0-4.5%	3.0-4.25%	–	–
Measurement date	1/1/2013	1/1/2012	–	–

Assumptions related to end-of-period benefit obligations:
U.S. plans:
Discount rate	3.75%	2.75%	3.75%	2.75%
Health care cost trend rate	–	–	7.5%	8.0%
Measurement date	12/31/2013	12/31/2012	12/31/13	12/31/2012

Foreign plans:
Discount rate	3.5-5.25%	2.25-6.75%	–	–
Rate of compensation increase	2.25-4.5%	3.0-4.5%	–	–
Measurement date	12/31/2013	12/31/2012	–	–

Projected benefit obligations in excess of plan assets and accumulated benefit obligations in excess of plan assets
Amounts applicable to the Company’s pension plans with projected benefit obligations in excess of plan assets and accumulated benefit obligations in excess of plan assets were as follows:

	Projected Benefit Obligation in Excess of Plan Assets at December 31,		Accumulated Benefit Obligation in Excess of Plan Assets at December 31,
(dollars in millions)	2013	2012	2013	2012

Fair value of applicable plan assets	$96.5	$312.3	$42.4	$18.4
Projected benefit obligation of applicable plans	$172.1	$381.5	–	–
Accumulated benefit obligation of applicable plans	–	–	$83.7	$53.5

Future expected benefit payments
Future expected benefit payments are as follows:

(dollars in millions)	Pension Benefits	Postretirement Benefits

Year ending December 31:
2014	$15.3	$1.5
2015	$16.6	$1.4
2016	$17.3	$1.3
2017	$18.1	$1.1
2018	$19.3	$1.0
2019 - 2023	$110.4	$3.6